Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	As of December 31, 2023 and 2022, intangible assets consisted of the following:
	December 31, 2023	December 31, 2022
Intangible assets	$30,187	$27,055
Less: accumulated amortization	(9,932)	(6,758)
	$20,255	$20,297

Schedule of Amortization Amount of Intangible Asset	The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2023:
2024	$3,302
2025	3,302
2026	3,302
2027	3,302
Thereafter	7,047
Total	$20,255